Other long-term liabilities - Schedule of Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Opening balance	$ 41,754	$ 47,047
Obligation assumed	2,075	0
Retirement activities	(1,070)	(6,902)
Accretion	1,357	1,309
Change in cash flow estimates	(1,422)	300
Closing balance	$ 42,694	$ 41,754